Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Contractual Amounts Of Foreign Exchange Contracts
The fair value of derivative financial instruments recorded in the Consolidated Balance Sheets are as follows:

	December 31, 2012
(In millions)	Notional	Other current assets
Foreign currency options	$31.2	$0.6
Foreign currency forwards	13.8	—
Total		$0.6

	December 31, 2011
(In millions)	Notional	Other current assets
Foreign currency forwards	$18.1	$0.1

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The effects of derivative instruments on our Consolidated Statements of Income are as follows:

(In millions)	2012	2011	2010	Location
Foreign currency options - (losses)	$(1.4)	$—	—	Selling and administrative expense
Foreign currency forwards - (losses) / gains	(0.4)	(1.8)	3.8	Other (expense) income, net